United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
             REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: 09-30-06

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:                          Charlotte Capital LLC
ADDRESS:                       10800 Sikes Place, Suite 110
                               Charlotte, NC 28277

13F FILE NUMBER: 28-2422

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Person Signing this Report on Behalf of Reporting Manager:

NAME:   Katy Y Whitt
TITLE:  Trader - Partner
PHONE:  704-246-2420

Signature, Place, and Date of Signing:

/s/ Katy Y. Whitt       Charlotte, NC           October 6, 2006
-----------------       -------------           ---------------

Report Type

(X)   13F HOLDINGS REPORT.
      (Check here if all holdings of this reporting manager are reported in this report.)
( )   13F NOTICE
( )   13F COMBINATION REPORT

REPORT SUMMARY:

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED:  0

FORM 13F INFORMATION TABLE ENTRY TOTAL:          75

FORM 13F INFORMATION TABLE VALUE TOTAL:          160,727

                                                                                                                 Voting Authority
                                                                                                              ----------------------
                                                             Value    Shares/   Sh/  Put/  Invstmt   Other
        Name of Issuer          Title of class     CUSIP    (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
------------------------------  --------------   ---------  --------  --------  ---  ----  -------  --------  ------  ------  ------
1-800-FLOWERS.COM Inc.          COM              68243q106      2051    389900  SH         Sole                59900          330000
Aeroflex Incorporated           COM              007768104      2399    233400  SH         Sole                35500          197900
American Equity Investment Lif  COM              025676206      2107    171700  SH         Sole                31200          140500
American Home Mortgage Investm  COM              02660r107      3138     90000  SH         Sole                15100           74900
Anworth Mortgage Asset Corp.    COM              037347101      3202    383500  SH         Sole                57800          325700
Applied Signal Technology Inc.  COM              038237103      2403    161900  SH         Sole                24900          137000
Axcelis Technologies Inc.       COM              054540109      1871    265000  SH         Sole                45600          219400
BankAtlantic Bancorp Inc. (Cla  COM              065908501      3288    231200  SH         Sole                42300          188900
Black Hills Corp.               COM              092113109      3748    111500  SH         Sole                20100           91400
Brookline Bancorp Inc.          COM              11373m107      1442    104885  SH         Sole                19485           85400
CEC Entertainment Inc.          COM              125137109      2496     79200  SH         Sole                13600           65600
Cabot Microelectronics Corp.    COM              12709p103      4260    147800  SH         Sole                25200          122600
Callaway Golf Co.               COM              131193104       653     49800  SH         Sole                 8600           41200
Capstead Mortgage Corp.         COM              14067e506       692     80200  SH         Sole                12400           67800
Caribou Coffee Co Inc.          COM              142042209      1673    213638  SH         Sole                33400          180238
Carrier Access Corp.            COM              144460102       867    122073  SH         Sole                20400          101673
Champion Enterprises Inc.       COM              158496109      2175    315200  SH         Sole                51000          264200
Commonwealth Telephone Enterpr  COM              203349105      1290     31300  SH         Sole                 5400           25900
Cypress Semiconductor           COM              232806109       972     54700  SH         Sole                10000           44700
Enzon Pharmaceuticals, Inc.     COM              293904108       196     23718  SH         Sole                 3200           20518
Epicor Software Corp.           COM              29426L108      2625    200200  SH         Sole                33900          166300
Fairchild Semiconductor Intern  COM              303726103       916     49000  SH         Sole                 8900           40100
Fairpoint Communications Inc.   COM              305560104      3623    208200  SH         Sole                37800          170400
First Charter Corp.             COM              319439105       837     34800  SH         Sole                 5700           29100
Flagstar Bancorp, Inc.          COM              337930101      1513    104000  SH         Sole                15400           88600
GEHL Co.                        COM              368483103      1706     63700  SH         Sole                 9100           54600
Great Plains Energy Inc.        COM              391164100      1290     41600  SH         Sole                 7700           33900
Griffon Corporation             COM              398433102      2912    122000  SH         Sole                21000          101000
Human Genome Sciences Inc.      COM              444903108       128     11100  SH         Sole                11100
Inland Real Estate              COM              457461200      3676    209800  SH         Sole                35500          174300
JER Investors Trust Inc.        COM              46614h301       932     54300  SH         Sole                 8300           46000
Jacuzzi Brands, Inc.            COM              469865109      2535    253800  SH         Sole                46300          207500
KNBT Bancorp Inc.               COM              482921103      2250    139900  SH         Sole                26600          113300
Knoll Inc.                      COM              498904200      2305    114100  SH         Sole                17800           96300
Lennox International Inc.       COM              526107107      3302    144200  SH         Sole                26000          118200
LifePoint Hospitals Inc.        COM              53219L109      3045     86200  SH         Sole                14800           71400
Luminent Mortgage Capital       COM              550278303      2127    206700  SH         Sole                29700          177000
MFA Mortgage Investments Inc.   COM              55272x102      3667    492200  SH         Sole                83400          408800
Maximus Inc.                    COM              577933104      1790     68600  SH         Sole                11300           57300
Microtune Inc.                  COM              59514p109      1183    243429  SH         Sole                31570          211859
Montpelier Re Holdings Ltd.     COM              G62185106      1951    100600  SH         Sole                18200           82400
Nautilus Group Inc.             COM              63910b102      6196    450600  SH         Sole                70500          380100
Navigant Consulting Inc.        COM              63935n107      1364     68000  SH         Sole                13200           54800
Navigators Group Inc.           COM              638904102      2231     46468  SH         Sole                 5968           40500
New York and Co.                COM              649295102      2547    194700  SH         Sole                28500          166200
Newcastle Investment Corp.      COM              65105m108      1930     70400  SH         Sole                11900           58500
Olin Corp.                      COM              680665205      2041    132878  SH         Sole                24378          108500
Oriental Financial Group, Inc.  COM              68618w100      1545    129600  SH         Sole                17500          112100
PLATO Learning Inc.             COM              72764y100      2011    315685  SH         Sole                50551          265134
Perot Systems Corp.             COM              714265105       685     49700  SH         Sole                10600           39100
Placer Sierra Bancshares        COM              726079106       617     27800  SH         Sole                 3400           24400
Platinum Underwriters Holdings  COM              G7127P100      2596     84200  SH         Sole                14500           69700
RF Micro Devices Inc.           COM              749941100      1910    252000  SH         Sole                43400          208600
RPM International Inc.          COM              749685103      4068    214200  SH         Sole                32900          181300
Reader's Digest Association In  COM              755267101      5111    394330  SH         Sole                66930          327400
RehabCare Group Inc.            COM              759148109       252     19200  SH         Sole                 3300           15900
Semtech Corp.                   COM              816850101       775     60700  SH         Sole                 7700           53000
Source Interlink Companies Inc  COM              836151209      2986    314350  SH         Sole                54050          260300
SpectraLink Corp.               COM              847580107      2071    252273  SH         Sole                38800          213473
Stellent Inc.                   COM              85856w105      2274    209800  SH         Sole                29000          180800
SureWest Communications         COM              868733106      2858    146798  SH         Sole                25600          121198
Synnex Corp.                    COM              87162w100      1530     66500  SH         Sole                11400           55100
TNS Inc.                        COM              872960109      1837    122000  SH         Sole                19200          102800
Tekelec                         COM              879101103      2580    199081  SH         Sole                36100          162981
TeleTech Holdings Inc.          COM              879939106      1642    105036  SH         Sole                16536           88500
Terra Industries Inc.           COM              880915103       869    112703  SH         Sole                18278           94425
Triad Guaranty Inc.             COM              895925105      3575     69872  SH         Sole                11400           58472
Triquint Semiconductor Inc.     COM              89674k103       725    139400  SH         Sole                25200          114200
United Fire and Casualty Co.    COM              910331107      2413     77100  SH         Sole                13300           63800
United Retail Group Inc.        COM              911380103      2667    145900  SH         Sole                20600          125300
Universal American Financial C  COM              913377107      1972    122700  SH         Sole                22300          100400
WPS Resources Corp.             COM              92931b106      1950     39300  SH         Sole                 7000           32300
Westar Energy Inc.              COM              95709t100      2285     97200  SH         Sole                17700           79500
Willbros Group Inc.             COM              969199108      2677    171400  SH         Sole                25000          146400
eFunds Corp.                    COM              28224r101      2703    111800  SH         Sole                20600           91200
REPORT SUMMARY                  75 DATA RECORDS               160727             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED